Group Flexible Payment Variable Annuity Contracts
issued by
Brighthouse Life Insurance Company
and
BRIGHTHOUSE SEPARATE ACCOUNT A

Flexible Bonus, Retirement Companion, Smart Choice

Updating Summary Prospectus
May 1, 2023

The prospectus for Flexible Bonus, Retirement Companion, and Smart Choice (the “Contracts”), group flexible payment fixed and variable annuity contracts issued by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”), is available and contains more information about the Contracts including their features, benefits, and risks. You can find the current prospectus and other information about the Contracts online at https://dfinview.com/BHF/TAHD/BHF189 for Flexible Bonus, https://dfinview.com/BHF/TAHD/BHF190 for Retirement Companion, and https://dfinview.com/BHF/TAHD/BHF191 for Smart Choice. You can also obtain this information at no cost by calling (800) 343-8496 or by sending an email request to rcg@brighthousefinancial.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Certificate Date – The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your account in connection with the Contract is established.
Certificate – The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified corporate retirement plans. Unless the context provides otherwise, references to the Contract also refer to Certificates .
Fund (or Portfolio Company) – An open-end management investment company, or series thereof, registered under the Investment Company Act of 1940, which serves as the underlying investment medium for a Series in the Separate Account.
General Account – A fixed account investment option that offers an interest rate guaranteed by us. The General Account holds all assets of BLIC other than those in the Separate Account or any of its other segregated asset accounts.
Participant – You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.
Participant’s Account (or Account) – The sum of your interest in each Series of the Separate Account and your interest in the General Account.
Plan – The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.
Purchase Payment – The amounts paid by or for you in order to provide benefits under the Contract.
Separate Account – The segregated asset account entitled “Brighthouse Separate Account A.”
Series – Series are subdivisions of the Separate Account. Each Series has a single underlying Fund.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 29, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Tax Law Changes Affecting Qualified Annuity Contracts
Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023. This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs. In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth. The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.

Important Information You Should Consider About the Contract
	Fees and Expenses	Location in Prospectus
Charges for Early Withdrawals
If you withdraw money during the first 5 years following a Purchase
Payment, you may be assessed a surrender charge of 7% of the Purchase
Payment withdrawn. However, surrender charges will not be deducted once
9 years have elapsed since your Certificate Date.
For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment.
Fee Table and Examples Contract Charges – Surrender Charge
Transaction Charges
In addition to charges for early withdrawals, you may also be charged for other transactions. There may be charges for transferring cash value from any Series, taking a full or partial surrender, annuitizing all or part of a
Participant’s Account, or initiating a loan. There may also be taxes on
Purchase Payments.
Transaction Charge for Transfers. Currently, we do not charge for transfers.
However, we reserve the right to charge for transfers from any Series.
Fee Table and Examples Contract Charges

Fees and Expenses	Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Contract Charges Appendix A: Funds Available Under the Contract
Annual Fee	Minimum	Maximum
Base Contract[1]	Flexible Bonus – 1.39% Smart Choice – 3.10% Retirement Companion – 1.29%	Flexible Bonus – 1.39% Smart Choice – 3.10% Retirement Companion – 1.29%
Investment options (Portfolio Company fees and expenses)[2]	0.10%	1.00%
1 As a percentage of average Participant’s Account value in the Separate Account. The charge shown also includes the Administrative Charge.
2 As a percentage of Fund assets before temporary expense reimbursements and/or fee waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

Flexible Bonus
Lowest Annual Cost $1,365	Highest Annual Cost $2,088
Smart Choice
Lowest Annual Cost $1,365	Highest Annual Cost $2,088
Retirement Companion
Lowest Annual Cost $1,277	Highest Annual Cost $2,006
Assumes:	Assumes:
Investment of $100,000 •5% annual appreciation •Least expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals	Investment of $100,000 •5% annual appreciation •Most expensive Portfolio Company fees and expenses •No additional Purchase Payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in theContract
Not a Short-Term Investment
•This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply for the first 5 years of the Contract.
Surrender charges will reduce the value of your Contract if you withdraw money during that time period.
•The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in theContract
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
•Each investment option, including the General Account, has its own unique risks.
•You should review the prospectuses for the available Funds and the
Prospectus disclosure concerning the General Account before making an investment decision.
Principal Risks of Investing in theContract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us. Any obligations (including under the General Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about
BLIC, including our financial strength ratings, is available by contacting us at
(888) 243-1968.
Principal Risks of Investing in theContract
Restrictions
Investments
•Currently, we allow unlimited transfers without charge among investment options during the accumulation phase. However, we reserve the right to impose a charge for transfers from any Series.
•Transfers from the General Account are subject to special limitations.
•We reserve the right to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to remove or substitute the Funds available as investment options under the Contract.
•Your Plan may limit your available Funds.
Description of the Contracts
Taxes
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
•You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Federal Tax Considerations
Conflicts of Interest
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Principal Underwriter

	Conflicts of Interest	Location in Prospectus
Exchanges
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Principal Underwriter

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APPENDIX A
Funds Available Under the Contract
The following is a list of Funds under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF189 for Flexible Bonus, https://dfinview.com/BHF/TAHD/BHF190 for Retirement Companion, and https://dfinview.com/BHF/TAHD/BHF191 for Smart Choice. You can also request this information at no cost by calling (800) 343-8496 or sending an email request to rcg@brighthousefinancial.com. Availability of Funds may vary by employer/organization or Plan administrator. You should reference Your Plan documents or speak with Your employer/organization or Plan administrator for the Funds available to You.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.91%	-29.55%	2.79%	6.84%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.59%	-29.94%	11.14%	13.64%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	-16.50%	7.83%	11.54%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	0.83%	-12.90%	4.71%	9.06%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Invesco Advisers, Inc.	0.81%	-35.04%	4.47%	10.10%
Seeks capital appreciation.	MFS® Research International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.64%	-17.30%	3.08%	5.02%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	Morgan Stanley Discovery Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Morgan Stanley Investment Management Inc.	0.65%	-62.47%	5.73%	8.62%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Pacific Investment Management Company LLC	0.49%	-14.34%	0.04%	1.07%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.53%	-4.89%	7.42%	11.12%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.38%	-14.15%	0.32%	1.55%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:BlackRock Advisors, LLC	0.63%	-37.61%	7.68%	11.66%
Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Artisan Partners Limited Partnership	0.76%	-12.62%	4.82%	8.29%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Wellington Management Company LLP	0.61%	-5.08%	11.45%	12.78%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.27%	-13.09%	-0.18%	0.82%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.29%	-13.26%	6.45%	10.51%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.38%	-14.47%	1.40%	4.39%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.31%	-20.23%	4.09%	9.00%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:MetLife Investment Management, LLC	0.26%	-18.30%	9.16%	12.28%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.60%	-9.63%	5.19%	7.39%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Massachusetts Financial Services Company	0.56%	-5.98%	7.51%	11.28%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Neuberger Berman Investment Advisers LLC	0.80%	-19.15%	7.70%	10.74%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.57%	-40.46%	4.93%	11.29%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser:T. Rowe Price Associates, Inc.	0.50%	-22.15%	6.11%	11.35%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser:Western Asset Management Company LLC	0.55%	-16.66%	0.18%	2.19%
Seeks long-term growth of capital.	DWS CROCI® International VIP — Class A# DWS Investment Management Americas, Inc.	0.86%	-13.19%	0.29%	2.25%
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Asset Manager Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.60%	-14.94%	3.75%	5.66%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.60%	-26.31%	8.66%	11.43%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Government Money Market Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.24%	1.44%	1.08%	0.64%
Seeks to achieve capital appreciation.	Growth Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, and FMR Japan	0.61%	-24.46%	12.42%	14.81%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Index 500 Portfolio — Initial Class†† Fidelity Management & Research Company LLC Subadviser:Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
Seeks long-term growth of capital.	Overseas Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser:FMR UK, FMR HK, FMR Japan, FIA, FIA(UK), and FIJ	0.77%	-24.48%	2.61%	5.74%
Seeks long-term capital growth through investments in stocks.	T. Rowe Price Growth Stock Fund, Inc. T. Rowe Price Associates, Inc.	0.67%	-40.14%	4.96%	11.23%
Seeks long-term capital appreciation.	Alger Small Cap Growth Portfolio — Class I-2 Fred Alger Management, LLC	1.00%	-38.01%	5.01%	8.58%

#
Certain Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Funds' prospectuses for additional information regarding these arrangements.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (800) 343-8496, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF189 for Flexible Bonus, https://dfinview.com/BHF/TAHD/BHF190 for Retirement Companion, and https://dfinview.com/BHF/TAHD/BHF191 for Smart Choice.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151828